UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22234

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Jennifer La Belle

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2011

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2011

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  –  March 31, 2011 (unaudited)

Company	Shares	Value
COMMON STOCKS — 70.6%

REAL ESTATE INVESTMENT TRUSTS — 64.7%

APARTMENTS — 12.9%
American Campus Communities, Inc.	12,000	$396,000
Apartment Investment & Management Co.	28,745	732,135
Associated Estates Realty Corp.	115,800	1,838,904
AvalonBay Communities, Inc.	15,575	1,870,246
BRE Properties, Inc.	16,000	754,880
Colonial Properties Trust	34,800	669,900
Education Realty Trust, Inc.	6,737	54,098
Equity Residential	49,000	2,764,090
Essex Property Trust, Inc.	6,000	744,000
Home Properties, Inc.	5,000	294,750
Mid-America Apartment Communities, Inc.	20,100	1,290,420
UDR, Inc.	13,000	316,810
		11,726,233
DIVERSIFIED — 7.2%
American Assets Trust, Inc.	5,000	106,350
CapLease, Inc.	5,000	27,400
Cousins Properties, Inc.	34,572	288,676
Digital Realty Trust, Inc.	4,000	232,560
DuPont Fabros Technology, Inc.	12,700	307,975
Entertainment Properties Trust	31,500	1,474,830
Lexington Realty Trust	112,558	1,052,417
Vornado Realty Trust	28,335	2,479,313
Washington Real Estate Investment Trust	18,000	559,620
		6,529,141
FREE STANDING — 3.5%
Getty Realty Corp.	22,000	503,360
National Retail Properties, Inc.	96,900	2,531,997
Realty Income Corp.	4,300	150,285
		3,185,642
HEALTH CARE — 9.3%
Cogdell Spencer, Inc.	31,655	188,031
HCP, Inc.	69,580	2,639,865
Health Care REIT, Inc.	6,200	325,128
Healthcare Realty Trust, Inc.	13,000	295,100
LTC Properties, Inc.	17,500	495,950
Medical Properties Trust, Inc.	185,520	2,146,466
Nationwide Health Properties, Inc.	47,654	2,026,725
OMEGA Healthcare Investors, Inc.	2,200	49,148
Ventas, Inc.	5,000	271,500
		8,437,913
INDUSTRIAL — 2.3%
AMB Property Corp. (a)	10,000	359,700
DCT Industrial Trust, Inc.	98,600	547,230
EastGroup Properties, Inc.	8,500	373,745
First Potomac Realty Trust	5,000	78,750
ProLogis	45,000	719,100
		2,078,525
LODGING/RESORTS — 3.7%
Chatham Lodging Trust	17,049	277,046
Chesapeake Lodging Trust	1,000	17,410
DiamondRock Hospitality Co.	40,603	453,536
FelCor Lodging Trust, Inc. (a)	10,000	61,300
Hersha Hospitality Trust	230,583	1,369,663
Host Hotels & Resorts, Inc.	17,500	308,175
LaSalle Hotel Properties	16,000	432,000
Strategic Hotels & Resorts, Inc. (a)	45,750	295,087
Summit Hotel Properties, Inc. (b)	1,000	9,940
Sunstone Hotel Investors, Inc. (a)	5,000	50,950
Supertel Hospitality, Inc. (a)	84,642	135,427
		3,410,534
MANUFACTURED HOME — 1.0%
Sun Communities, Inc.	25,900	923,335

MIXED OFFICE/INDUSTRIAL — 2.2%
Duke Realty Corp.	46,100	645,861
Gladstone Commercial Corp.	11,430	208,483
Liberty Property Trust	36,200	1,190,980
		2,045,324
MORTGAGE — 0.3%
MFA Financial, Inc.	38,650	316,930

OFFICE — 9.9%
Alexandria Real Estate Equities, Inc.	15,000	1,169,550
BioMed Realty Trust, Inc.	21,000	399,420
Boston Properties, Inc.	2,500	237,125
Brandywine Realty Trust	145,100	1,761,514
Corporate Office Properties Trust	20,600	744,484
Douglas Emmett, Inc.	10,000	187,500
Franklin Street Properties Corp.	25,000	351,750
Highwoods Properties, Inc.	37,900	1,326,879
Kilroy Realty Corp.	1,600	62,128
Mack-Cali Realty Corp.	38,030	1,289,217
MPG Office Trust, Inc. (a)	24,000	89,040
Parkway Properties, Inc.	12,500	212,500
Piedmont Office Realty Trust, Inc.	6,000	116,460
SL Green Realty Corp.	14,900	1,120,480
		9,068,047
REGIONAL MALLS — 5.9%
CBL & Associates Properties, Inc.	30,000	522,600
Glimcher Realty Trust	95,000	878,750
Pennsylvania Real Estate Investment Trust	55,000	784,850
Simon Property Group, Inc.	22,179	2,376,702
The Macerich Co.	16,966	840,326
		5,403,228
SHOPPING CENTERS — 5.7%
Agree Realty Corp.	1,199	26,918

See notes to portfolio of investments.

Company	Shares	Value

COMMON STOCKS — CONTINUED

REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Cedar Shopping Centers, Inc.	68,508	$413,103
Developers Diversified Realty Corp.	20,000	280,000
Equity One, Inc.	20,000	375,400
Excel Trust, Inc.	20,000	235,800
Inland Real Estate Corp.	20,000	190,800
Kimco Realty Corp.	30,000	550,200
Kite Realty Group Trust	70,000	371,700
Ramco-Gershenson Properties Trust	62,000	776,860
Regency Centers Corp.	13,700	595,676
Tanger Factory Outlet Centers, Inc.	10,800	283,392
Urstadt Biddle Properties	9,800	186,396
Weingarten Realty Investors	35,000	877,100
		5,163,345
STORAGE — 0.8%
Public Storage, Inc.	3,100	343,821
Sovran Self Storage, Inc.	5,000	197,750
U-Store-It Trust	15,000	157,800
		699,371

Total Real Estate Investment Trusts (Cost $49,150,860)		58,987,568

OTHER — 5.9%
Beazer Homes USA, Inc. (a)	35,000	159,950
Brookfield Properties Corp.	22,000	389,840
Carador PLC (c)	5,496,600	2,555,919
CB Richard Ellis Group, Inc. (b)	11,900	317,730
D.R. Horton, Inc.	47,000	547,550
Hyatt Hotels Corp. (b)	5,000	215,200
Las Vegas Sands Corp. (b)	8,000	337,760
RadioShack Corp.	14,000	210,140
Standard Pacific Corp. (a)	47,500	177,175
Starwood Hotels & Resorts Worldwide, Inc.	2,000	116,240
The St. Joe Co. (a)	5,000	125,350
Toll Brothers, Inc. (b)	10,000	197,700

Total Other (Cost $10,082,596)		5,350,554

Total Common Stocks (Cost $59,233,456)		64,338,122

PREFERRED STOCKS — 55.5%

REAL ESTATE INVESTMENT TRUSTS — 55.3%

APARTMENTS — 1.4%
Apartment Investment & Management Co., Series U	20,000	499,400
Apartment Investment & Management Co., Series V	11,100	279,276
Apartment Investment & Management Co., Series Y	11,900	298,095
BRE Properties, Inc., Series D	7,400	179,968
UDR, Inc., Series G	63	1,591
		1,258,330
DIVERSIFIED — 7.9%
Cousins Properties, Inc., Series A	9,500	238,450
DuPont Fabros Technology, Inc., Series A	10,000	250,500
Entertainment Properties Trust, Series B	20,145	490,531
Entertainment Properties Trust, Series D	111,800	2,676,492
LBA Realty LLC, Series B	87,142	1,873,553
Lexington Realty Trust, Series B	27,750	694,860
Lexington Realty Trust, Series D	21,000	496,020
Vornado Realty Trust, Series E	15,400	386,848
Vornado Realty Trust, Series F	5,700	140,904
		7,248,158
FREE STANDING — 0.4%
National Retail Properties, Inc., Series C	14,500	366,125

HEALTH CARE — 0.3%
HCP, Inc., Series E	1,500	37,515
Health Care REIT, Inc., Series F	8,775	224,026
		261,541
INDUSTRIAL — 1.0%
First Industrial Realty Trust, Series J	20,963	477,956
First Potomac Realty Trust, Series A	10,000	250,000
Prologis Trust, Series G	6,800	163,064
		891,020
LODGING/RESORTS — 26.5%
Ashford Hospitality Trust, Series A	114,710	2,826,455
Ashford Hospitality Trust, Series D	42,000	1,023,960
Eagle Hospitality Properties Trust, Inc., Series A (a)(c)	165,000	495,000
FelCor Lodging Trust, Inc., Series A (d)	73,000	1,976,110
FelCor Lodging Trust, Inc., Series C	111,539	3,012,668
Grace Acquisition I, Inc., Series B (a)(c)	133,800	267,600
Grace Acquisition I, Inc., Series C (a)(c)	18,900	37,800
Hersha Hospitality Trust, Series A	155,500	3,862,620
LaSalle Hotel Properties, Series D	120,623	2,933,551
LaSalle Hotel Properties, Series E	51,300	1,292,247
LaSalle Hotel Properties, Series G	10,000	238,000
Pebblebrook Hotel Trust, Series A	9,500	237,405

Company	Shares	Value

PREFERRED STOCKS — CONTINUED

REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	$353,718
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	2,058,570
Sunstone Hotel Investors, Inc., Series A	145,000	3,582,950
		24,198,654
MIXED OFFICE/INDUSTRIAL — 1.0%
Duke Realty Corp., Series J	10,000	232,400
Duke Realty Corp., Series N	4,500	112,455
Duke Realty Corp., Series O	20,100	537,675
		882,530
MORTGAGE — 0.3%
MFA Financial, Inc., Series A	10,000	252,300

OFFICE — 5.9%
Alexandria Real Estate Equities, Inc., Series C	48,845	1,245,548
BioMed Realty Trust, Inc., Series A	18,350	468,659
DRA CRT Acquisition Corp., Series A (c)	40,396	646,336
Hudson Pacific Properties, Inc., Series B	10,000	253,750
Kilroy Realty Corp., Series E	20,500	521,110
Kilroy Realty Corp., Series F	30,000	755,550
Parkway Properties, Inc., Series D	22,100	548,301
SL Green Realty Corp., Series D	38,500	970,970
		5,410,224
REGIONAL MALLS — 4.5%
CBL & Associates Properties, Inc., Series D	50,000	1,215,500
Glimcher Realty Trust, Series F	56,300	1,441,280
Glimcher Realty Trust, Series G	60,100	1,498,894
		4,155,674
SHOPPING CENTERS — 6.0%
Cedar Shopping Centers, Inc., Series A	129,649	3,247,707
Developers Diversified Realty Corp., Series H	32,000	793,600
Kimco Realty Corp., Series F	2,000	49,260
Kite Realty Group Trust, Series A	17,500	426,300
Regency Centers Corp., Series C	1,700	42,840
Regency Centers Corp., Series D	19,400	482,866
Regency Centers Corp., Series E	200	4,876
Weingarten Realty Investors, Series E	1,000	24,350
Weingarten Realty Investors, Series F	16,800	398,496
		5,470,295
STORAGE — 0.1%
Public Storage, Inc., Series X	2,300	57,224

Total Real Estate Investment Trusts (Cost $49,517,960)		50,452,075

OTHER — 0.2%
Corts-UNUM Provident Financial Trust	5,800	152,308

Total Other (Cost $149,930)		152,308

Total Preferred Stocks (Cost $49,667,890)		50,604,383

INVESTMENT COMPANIES — 2.1%
Blackrock Credit Allocation Income Trust	19,336	234,353
Cohen & Steers Infrastructure Fund, Inc.	17,911	316,129
Cohen & Steers Quality Income Realty Fund, Inc.	60,297	602,970
Eaton Vance Enhanced Equity Income Fund II	24,100	304,865
Nuveen Real Estate Income Fund	3,700	40,034
UltraShort Real Estate ProShares (b)	29,570	457,152

Total Investment Companies (Cost $2,716,584)		1,955,503

SHORT-TERM INVESTMENTS — 0.0%

MONEY MARKET FUNDS — 0.0%
Dreyfus Cash Management Fund, Institutional Shares, 0.11% (e) (Cost $27,002)	27,002	27,002

Total Investments — 128.2% (Cost $111,644,932)		116,925,010

Other assets less liabilities — (28.2)%		(9,048,390)

Preferred Shares, at liquidation preference — (18.3)%		(16,675,000)
Net Assets applicable to common shareholders — 100%		$91,201,620

Notes to Portfolio of Investments

(a)	As of March 31, 2011, this security had discontinued paying distributions.

(b)	Non-dividend paying security.

(c)

As of March 31, 2011, the Fund held $4,002,655 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 3.4% of the Fund’s total investments. See Note A(2) to the financial statement.

(d)	Convertible into common stock.

(e)	Rate reflects 7 day yield as of March 31, 2011.

See notes to portfolio of investments.

Notes to Financial Statement

March 31, 2011 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, or the Fund, or RIF, are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by RIF at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Some fixed income securities may be valued using values provided by a pricing service.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates market value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions we believe that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•      Level 1 — quoted prices in active markets for identical investments.

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the types of inputs used as of March 31, 2011, in valuing RIF’s investments:

Notes to Financial Statement - continued

March 31, 2011 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$11,726,233	$—	$—	$11,726,233
Diversified	6,529,141	—	—	6,529,141
Free Standing	3,185,642	—	—	3,185,642
Health Care	8,437,913	—	—	8,437,913
Industrial	2,078,525	—	—	2,078,525
Lodging/Resorts	3,410,534	—	—	3,410,534
Manufactured Home	923,335	—	—	923,335
Mixed Office/Industrial	2,045,324	—	—	2,045,324
Mortgage	316,930	—	—	316,930
Office	9,068,047	—	—	9,068,047
Regional Malls	5,403,228	—	—	5,403,228
Shopping Centers	5,163,345	—	—	5,163,345
Storage	699,371	—	—	699,371
Total Real Estate Investment Trusts	58,987,568	—	—	58,987,568
Other	2,794,635	—	2,555,919	5,350,554
Total Common Stocks	61,782,203	—	2,555,919	64,338,122
Preferred Stocks
Real Estate Investment Trusts
Apartments	1,258,330	—	—	1,258,330
Diversified	7,248,158	—	—	7,248,158
Free Standing	366,125	—	—	366,125
Health Care	261,541	—	—	261,541
Industrial	891,020	—	—	891,020
Lodging/Resorts	23,398,254	800,400	—	24,198,654
Mixed Office/Industrial	882,530	—	—	882,530
Mortgage	252,300	—	—	252,300
Office	4,763,888	646,336	—	5,410,224
Regional Malls	4,155,674	—	—	4,155,674
Shopping Centers	5,470,295	—	—	5,470,295
Storage	57,224	—	—	57,224
Total Real Estate Investment Trusts	49,005,339	1,446,736	—	50,452,075
Other	152,308	—	—	152,308
Total Preferred Stocks	49,157,647	1,446,736	—	50,604,383
Investment Companies	1,955,503	—	—	1,955,503
Short-Term Investments
Money Market Funds	27,002	—	—	27,002
Total Investments	$112,922,355	$1,446,736	$2,555,919	$116,925,010

RIF utilized broker quotes, issuer company financial information and other market indicators to value the securities whose prices were not readily available.  The types of inputs (Level 1, 2 or 3) used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, securities with a total value of approximately $1,408,936 were transferred from Level 1 to Level 2 as market prices were not available on March 31, 2011.

The following is an analysis of the change in value of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance, as of December 31, 2010	$2,061,225
Transfers into Level 3	—
Securities sold	—
Changes in unrealized appreciation/(depreciation)	494,694
Ending balance, as of March 31, 2011	$2,555,919

Notes to Financial Statement - continued

March 31, 2011 (unaudited)

During the period ended March 31, 2011, there were no transfers of investments for which we began or discontinued to use Level 3 inputs to measure value.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of March 31, 2011, were as follows:

Cost	$115,095,007
Gross unrealized appreciation	$16,332,502
Gross unrealized depreciation	(14,502,499)
Net unrealized appreciation	$1,830,003